Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	2.40%	3.16%
Discount rate, net expense	3.16%	4.16%
Other post-retirement benefit plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	1.82%	2.84%
Discount rate, net expense	1.82%	2.84%